FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Jun. 30, 2021 $ / shares	Mar. 05, 2021 $ / shares
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input	9.90	9.78
Strike price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input	11.50	11.50
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input	25.2	14.9
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input	0.84	0.87
Probability of Business Combination occurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input	75	75
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input	0.0	0.0
Fair value of private warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input	1.64	0.90
Fair Value of public warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement Input	3.09	1.64